Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000009056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)
Average Annual Return, Percent	11.17%	9.89%	9.78%
C000009050 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)
Average Annual Return, Percent	5.77%	8.50%	8.89%
C000009052 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)
Average Annual Return, Percent	8.98%	8.73%	8.62%
C000155628 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)
Average Annual Return, Percent	11.15%	9.83%	9.72%
C000113497 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)
Average Annual Return, Percent	10.69%	9.40%	9.28%
C000009054 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)
Average Annual Return, Percent	10.96%	9.66%	9.55%
C000009055 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)
Average Annual Return, Percent	11.26%	9.88%	9.78%
C000106452 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)
Average Annual Return, Percent	11.25%	9.93%	9.84%
C000009068 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)
Average Annual Return, Percent	8.74%	6.81%	7.30%
C000034075 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)
Average Annual Return, Percent	8.71%	6.86%	7.35%
C000009062 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)
Average Annual Return, Percent	3.45%	5.46%	6.42%
C000009064 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)
Average Annual Return, Percent	6.53%	5.68%	6.16%
C000155629 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)
Average Annual Return, Percent	8.59%	6.74%	7.23%
C000113498 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)
Average Annual Return, Percent	8.18%	6.35%	6.81%
C000009066 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)
Average Annual Return, Percent	8.46%	6.60%	7.07%
C000009067 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)
Average Annual Return, Percent	8.73%	6.82%	7.29%
C000106453 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)
Average Annual Return, Percent	8.71%	6.86%	7.34%
C000009077 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)
Average Annual Return, Percent	6.35%	3.38%	4.25%
C000009071 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)
Average Annual Return, Percent	1.25%	2.08%	3.40%
C000009073 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)
Average Annual Return, Percent	4.31%	2.29%	3.15%
C000155630 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)
Average Annual Return, Percent	6.37%	3.33%	4.20%
C000113499 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)
Average Annual Return, Percent	5.89%	2.93%	3.79%
C000009075 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)
Average Annual Return, Percent	6.22%	3.18%	4.03%
C000009076 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)
Average Annual Return, Percent	6.43%	3.37%	4.24%
C000106454 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)
Average Annual Return, Percent	6.49%	3.42%	4.30%
C000009086 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)
Average Annual Return, Percent	10.35%	8.61%	8.68%
C000034076 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)
Average Annual Return, Percent	10.36%	8.66%	8.73%
C000009080 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class A/JALGX)
Average Annual Return, Percent	4.99%	7.23%	7.78%
C000009082 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)
Average Annual Return, Percent	8.20%	7.46%	7.52%
C000155631 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)
Average Annual Return, Percent	10.24%	8.53%	8.61%
C000113500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)
Average Annual Return, Percent	9.88%	8.13%	8.18%
C000009084 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)
Average Annual Return, Percent	10.09%	8.38%	8.45%
C000009085 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)
Average Annual Return, Percent	10.32%	8.60%	8.66%
C000106455 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)
Average Annual Return, Percent	10.40%	8.65%	8.72%
C000009105 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)
Average Annual Return, Percent	7.43%	5.11%	5.80%
C000034077 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)
Average Annual Return, Percent	7.50%	5.16%	5.86%
C000009099 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)
Average Annual Return, Percent	2.19%	3.77%	4.93%
C000009101 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)
Average Annual Return, Percent	5.21%	3.98%	4.67%
C000155632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)
Average Annual Return, Percent	7.37%	5.05%	5.73%
C000113501 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)
Average Annual Return, Percent	6.93%	4.63%	5.32%
C000009103 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)
Average Annual Return, Percent	7.13%	4.88%	5.57%
C000009104 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)
Average Annual Return, Percent	7.34%	5.10%	5.78%
C000106456 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)
Average Annual Return, Percent	7.41%	5.13%	5.84%
Without Sales Load [Member] | C000009050 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)—excluding sales charge
Average Annual Return, Percent	10.79%	9.50%	9.39%
Without Sales Load [Member] | C000009052 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)—excluding sales charge
Average Annual Return, Percent	9.98%	8.73%	8.62%
Without Sales Load [Member] | C000009062 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)—excluding sales charge
Average Annual Return, Percent	8.34%	6.43%	6.91%
Without Sales Load [Member] | C000009064 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)—excluding sales charge
Average Annual Return, Percent	7.53%	5.68%	6.16%
Without Sales Load [Member] | C000009071 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)—excluding sales charge
Average Annual Return, Percent	6.04%	3.01%	3.88%
Without Sales Load [Member] | C000009073 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)—excluding sales charge
Average Annual Return, Percent	5.31%	2.29%	3.15%
Without Sales Load [Member] | C000009080 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class A/JALGX)—excluding sales charge
Average Annual Return, Percent	9.91%	8.21%	8.28%
Without Sales Load [Member] | C000009082 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)—excluding sales charge
Average Annual Return, Percent	9.20%	7.46%	7.52%
Without Sales Load [Member] | C000009099 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)—excluding sales charge
Average Annual Return, Percent	6.99%	4.73%	5.41%
Without Sales Load [Member] | C000009101 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)—excluding sales charge
Average Annual Return, Percent	6.21%	3.98%	4.67%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.88%	14.74%	14.60%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	1.80%
John Hancock Lifestyle Aggressive Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Aggressive Index
Average Annual Return, Percent	13.44%	11.17%	10.93%
Morningstar U S Aggressive Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Aggressive Target Allocation Index
Average Annual Return, Percent	15.13%	12.15%	11.73%
Morningstar U S Moderate Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderate Target Allocation Index
Average Annual Return, Percent	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Balanced Index
Average Annual Return, Percent	9.65%	6.97%	7.93%
Morningstar U S Conservative Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Conservative Target Allocation Index
Average Annual Return, Percent	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Conservative Index
Average Annual Return, Percent	6.79%	3.33%	4.58%
Morningstar U S Moderately Aggressive Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderately Aggressive Target Allocation Index
Average Annual Return, Percent	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Growth Index
Average Annual Return, Percent	12.01%	9.53%	9.70%
Morningstar U S Moderately Conservative Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderately Conservative Target Allocation Index
Average Annual Return, Percent	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Moderate Index
Average Annual Return, Percent	7.99%	4.98%	6.22%